UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  November 30, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2009

(Unaudited)

Iman Fund

IMAN FUND

January 14, 2010

Dear Shareholders,

Assalumu Alaykum (greetings of peace),

We are pleased to report that Iman Fund performed well in the last six-month period.  The Fund gained 18.75% in the six month period ending November 30, 2009. The Fund outperformed the Dow Jones Islamic Market USA Index which increased 18.54% during the same period. The Russell 3000 Growth Index appreciated 20.23% (without dividends) in the six months ending November 30, 2009.

In the beginning of 2009, fears of a complete financial meltdown increased and many stocks were selling at bargain prices. In March 2009, as the U.S. economy continued to contract, the stock markets hit bottom. The following months witnessed a significant recovery in share prices. Your Fund was well positioned to benefit from this upward movement.

We attribute our success to adhering to our disciplined methodology of research seeking to balance risk and reward, concentrating on quality companies in addition to seeking special situations and stocks selling at attractive valuations. We benefited from the falling U.S. dollar as we increased our holdings in quality foreign companies and U.S. companies with substantial businesses overseas. The Fund acquired shares in carefully selected companies in emerging markets like Brazil. As pessimism increased with high unemployment and slack consumer spending, we selectively purchased consumer-based cyclical stocks which were trading at attractive valuations and defensive stocks including stocks in sectors like health care, energy and beverages. However, technology remains the Fund’s largest sector holding.

Looking forward, we believe that the Fund’s portfolio is very well positioned. We reduced or sold some positions that performed quite well and reached full valuation in our opinion. We initiated or increased holdings in high quality stocks which lagged the market rally and, we believe, are likely to catch up. These are mostly stable and predictable consumer franchise companies and companies with significant cash flow, dominant market share in many products, and the ability to increase prices if inflation comes back.

We believe that a basic tenet of successful investing is to invest for the long run; riding out the markets’ inevitable ups and downs rather than selling into panic or chasing the hottest fad. Patience could also afford the benefits of compounding, lower transaction cost, and reduced taxes.  Diversification, and nowadays, geographic diversification is of utmost importance (your Fund’s holdings include 25 stocks from 16 foreign countries comprising 31.8% of the Fund.)  Another tenet is investing regularly, which can help lower the average cost of your purchases. Investing a fixed sum of money each month or quarter ensures that you won’t purchase all your shares at market highs. This strategy — known as dollar cost averaging — also takes out “emotion” from investing, and helps shareholders avoid irrational panics. No strategy can eliminate risk, but prudent strategies could considerably decrease the impact of short-term declines.

While we are delighted with the Fund’s achievements in the last six months, we will not get complacent.  We will continue to be vigilant in following market changes and look carefully for investment opportunities. We thank you for entrusting your hard-earned money with us. We promise to continue to work hard to prove worthy of your trust.

Bassam Osman
President, Iman Fund

Please refer to the following page for important information.

IMAN FUND

Past performance is not a guarantee of future results.

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2010, are subject to change, and any forecasts made cannot be guaranteed.

Mutual Fund investing involves risk; principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Historically, the Advisor believes that the Islamic restrictions placed on the Fund have not adversely affected the Fund; however, it is possible that these restrictions may result in the Fund not performing as well as mutual funds not subject to such restrictions.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends. You cannot invest directly in an index.

The Russell 3000 Growth Index consists of the 3,000 largest publicly listed U.S. companies, representing about 98% of the total capitalization of the entire U.S. stock market. You cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Diversification does not assure a profit or protect against loss in a declining market.

Periodic Investment Plans do not assure a profit and do not protect against a loss in declining markets.

IMAN FUND
EXPENSE EXAMPLE
November 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/09 - 11/30/09).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/09	11/30/09	6/1/09 - 11/30/09*
Actual	$1,000.00	$1,187.50	$10.09
Hypothetical (5% return before expenses)	1,000.00	1,015.84	9.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.84% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2009 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period June 30, 2000 to November 30, 2009
(Unaudited)

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date).  As of the six months ended November 30, 2009, the Iman Fund has chosen to continue to use the Russell 3000 Growth Index as the comparison benchmark.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and commonly used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

				Since SEC
	Six	One	Five	Effective Date
Average Annual Total Return as of November 30, 2009	Months	Year	Years	June 30, 2000
Iman Fund	18.75%	34.18%	1.66%	(3.34)%
Dow Jones Islamic Market USA Index*	18.54%	24.87%	2.51%	(3.34)%
Russell 3000 Growth Index**	20.23%	35.15%	1.70%	(5.78)%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.  The average annual performance since SEC effective date of the Russell 3000 Growth Index does not include the reinvestment of dividends.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)
(Classifications based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 93.2%

	AGRICULTURE, CONSTRUCTION,
	AND MINING MACHINERY
	MANUFACTURING - 0.6%
4,000	National-Oilwell Varco Inc.	$172,080

	ARCHITECTURAL, ENGINEERING,
	CONSTRUCTION AND
	RELATED SERVICES - 1.2%
16,400	McDermott International, Inc. (a)(b)	343,416

	BASIC CHEMICAL
	MANUFACTURING - 0.4%
8,400	Calgon Carbon Corp. (a)	117,516

	BUILDING EQUIPMENT
	CONTRACTORS - 0.6%
9,000	Quanta Services, Inc. (a)	168,750

	BUILDING MATERIAL &
	SUPPLIES DEALERS - 0.6%
4,700	Fastenal Co.	174,276

	CHEMICAL PRODUCT
	& PREPARATION
	MANUFACTURING - 0.4%
2,100	CARBO Ceramics Inc.	124,572

	CLOTHING & GENERAL
	MERCHANDISE STORES - 2.3%
34,500	Chico’s FAS, Inc. (a)	485,415
25,200	Coldwater Creek Inc. (a)	106,848
2,500	Urban Outfitters, Inc. (a)	79,100
		671,363
	COMMERCIAL & SERVICE
	INDUSTRY MACHINERY
	MANUFACTURING - 0.8%
6,500	CANON INC. - ADR (b)	248,430

	COMMERCIAL SERVICES - 0.4%
4,700	Robert Half International, Inc.	104,951

	COMMUNICATIONS EQUIPMENT
	MANUFACTURING - 2.1%
9,800	ADTRAN, Inc.	207,074
10,100	Cisco Systems, Inc. (a)	236,340
3,800	QUALCOMM, Inc.	171,000
		614,414
	COMPUTER & PERIPHERAL
	EQUIPMENT MANUFACTURING - 4.5%
1,350	Apple Inc. (a)	269,879
6,400	Dell Inc. (a)	90,368
9,200	Hewlett-Packard Co.	451,352
21,300	Intermec Inc. (a)	261,777
7,500	NetApp, Inc. (a)	231,150
		1,304,526
	COMPUTER SYSTEMS DESIGN
	& RELATED SERVICES - 3.7%
7,000	Accenture PLC - Class A (b)	287,280
3,200	F5 Networks, Inc. (a)	150,496
9,900	Infosys Technologies Ltd. - ADR (b)	504,603
15,000	PLATO Learning, Inc. (a)	62,850
13,800	Symyx Technologies, Inc. (a)	58,650
		1,063,879
	DATA PROCESSING, HOSTING,
	AND RELATED SERVICES - 0.6%
3,800	Automatic Data Processing, Inc.	165,110

	DEEP SEA, COASTAL, AND
	GREAT LAKES WATER
	TRANSPORTATION - 1.9%
12,700	ENSCO International Inc.	558,800

	DRUGS & DRUGGISTS’ SUNDRIES
	MERCHANT WHOLESALERS - 0.8%
5,400	Herbalife Ltd.	226,476

	ELECTRICAL EQUIPMENT
	MANUFACTURING - 3.0%
25,900	ABB Ltd. - ADR (b)	475,524
15,338	Nidec Corp. - ADR (b)	333,908
11,500	UQM Technologies, Inc. (a)	55,775
		865,207

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2009 (Unaudited)
(Classifications based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS (CONTINUED)

	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 0.3%
700	Amazon.com, Inc. (a)	$95,137

	ELECTRONICS &
	APPLIANCE STORES - 1.2%
3,600	Best Buy Co., Inc.	154,188
11,100	Ingram Micro Inc. - Class A (a)	188,589
		342,777
	FOOD & BEVERAGE
	MANUFACTURING - 7.4%
18,300	Coca Cola Co.	1,046,760
17,800	PepsiCo, Inc.	1,107,516
		2,154,276
	FOOD MANUFACTURING - 2.3%
5,700	Nestle S A - ADR (b)	270,294
13,100	Unilever PLC - ADR (b)	386,843
		657,137
	FREIGHT, AIR & WATER
	TRANSPORTATION & SUPPORT - 2.1%
3,400	C.H. Robinson Worldwide, Inc.	189,516
6,200	Expeditors International
	of Washington, Inc.	197,966
2,600	FedEx Corp.	219,570
		607,052
	FRUIT & VEGETABLE
	PRESERVING & SPECIALTY
	FOOD MANUFACTURING - 0.5%
2,800	Lancaster Colony Corp.	133,616

	GENERAL MERCHANDISE
	STORES - 0.4%
3,000	O’Reilly Automotive, Inc. (a)	116,340

	GENERAL PURPOSE MACHINERY
	MANUFACTURING - 0.5%
2,900	Illinois Tool Works Inc.	141,056

	HEALTH & PERSONAL
	CARE STORES - 0.2%
800	McKesson Corp.	49,616

	HEAVY & CIVIL ENGINEERING
	CONSTRUCTION - 1.1%
15,200	Chicago Bridge & Iron Co. N.V. (b)	267,368
3,500	KBR, Inc.	65,205
		332,573
	HOME FURNISHINGS STORES - 0.5%
3,900	Bed Bath & Beyond, Inc. (a)	145,704

	INDUSTRIAL MACHINERY
	MANUFACTURING - 0.5%
4,600	Cymer, Inc. (a)	153,824

	INFORMATION SERVICES - 1.2%
600	Google Inc. (a)	349,800

	IRON & STEEL
	MANUFACTURING - 0.3%
2,000	Tenaris S.A. - ADR (b)	78,920

	MANAGEMENT, SCIENTIFIC,
	AND TECHNICAL
	CONSULTING SERVICES - 1.0%
4,100	Administaff, Inc.	91,389
4,800	Watson Wyatt Worldwide Inc.	198,432
		289,821
	MANUFACTURING & REPRODUCING
	MAGNETIC & OPTICAL MEDIA - 0.5%
9,600	Gentex Corp.	159,552

	MEDICAL EQUIPMENT &
	SUPPLIES MANUFACTURING - 4.4%
4,500	3M Co.	348,480
1,900	Baxter International Inc.	103,645
7,800	DENTSPLY International, Inc.	259,896
8,500	STERIS Corp.	274,635
1,600	Stryker Corp.	80,640
2,400	Varian Medical Systems, Inc. (a)	112,176
1,900	Zimmer Holdings, Inc. (a)	112,423
		1,291,895

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2009 (Unaudited)
(Classifications based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS (CONTINUED)

	METAL ORE MINING - 4.0%
8,100	Agnico-Eagle Mines Ltd. (b)	$507,546
2,400	BHP Billiton Ltd. - ADR (b)	180,720
2,900	Compania de Minas
	Buenaventura S.A. - ADR (b)	116,435
6,700	Royal Gold, Inc.	360,594
		1,165,295
	MISCELLANEOUS
	STORE RETAILERS - 1.8%
19,800	PetSmart, Inc.	509,652

	MOTOR VEHICLE PARTS
	MANUFACTURING - 0.6%
7,893	RBC Bearings Inc. (a)	182,802

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL, AND
	CONTROL INSTRUMENTS
	MANUFACTURING - 1.6%
4,600	Coherent, Inc. (a)	116,932
5,500	Cohu, Inc.	64,790
2,200	Mettler-Toledo International Inc. (a)	218,856
5,300	Ultratech, Inc. (a)	69,854
		470,432
	NEWSPAPER, PERIODICAL, BOOK,
	AND DIRECTORY PUBLISHERS - 0.4%
3,600	The McGraw-Hill Companies, Inc.	107,856

	OFFICE ADMINISTRATIVE
	SERVICES - 0.9%
8,700	Paychex, Inc.	272,745

	OFFICES OF PHYSICIANS - 0.9%
4,600	Mednax, Inc. (a)	258,566

	OIL & GAS EXTRACTION - 4.1%
4,500	EOG Resources, Inc.	389,205
14,600	InterOil Corp. (a)(b)	816,140
		1,205,345
	PESTICIDE, FERTILIZER, AND
	OTHER AGRICULTURAL CHEMICAL
	MANUFACTURING - 0.2%
700	Monsanto Co.	56,525

	PETROLEUM & COAL PRODUCTS
	MANUFACTURING - 3.4%
8,500	Chevron Corp.	663,340
1,300	Exxon Mobil Corp.	97,591
3,800	Murphy Oil Corp.	214,282
		975,213
	PHARMACEUTICAL & MEDICINE
	MANUFACTURING - 5.9%
3,600	Allergan, Inc.	209,268
1,100	GlaxoSmithKline PLC - ADR (b)	45,617
10,500	Johnson & Johnson	659,820
3,700	Merck & Co., Inc.	133,977
18,091	Novogen Ltd. - ADR (a)(b)	42,876
16,700	Sanofi-Aventis - ADR (b)	633,932
		1,725,490
	PROFESSIONAL & COMMERCIAL
	EQUIPMENT & SUPPLIES
	MERCHANT WHOLESALERS - 2.9%
12,500	Covidien PLC (b)	585,250
6,600	MWI Veterinary Supply, Inc. (a)	244,794
		830,044
	RESIDENTIAL BUILDING
	CONSTRUCTION - 0.2%
8,400	Hill International Inc. (a)	51,324

	RESIN, SYNTHETIC RUBBER, AND
	ARTIFICIAL SYNTHETIC FIBERS &
	FILAMENTS MANUFACTURING - 0.4%
16,500	Landec Corp. (a)	103,620

	SCIENTIFIC RESEARCH &
	DEVELOPMENT SERVICES - 0.2%
64,883	Marshall Edwards Inc. (a)	48,662

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2009 (Unaudited)
(Classifications based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS (CONTINUED)

	SEMICONDUCTOR, ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 1.3%
2,700	Corning Inc.	$45,036
16,000	Maxwell Technologies, Inc. (a)	263,040
8,900	Zoltek Companies, Inc. (a)	79,922
		387,998
	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 3.4%
13,500	Intersil Corp. - Class A	174,420
14,800	Microchip Technology Inc.	388,500
21,700	NVIDIA Corp. (a)	283,402
6,000	Texas Instruments Inc.	151,740
		998,062
	SOAP, CLEANING COMPOUND,
	AND TOILET PREPARATION
	MANUFACTURING - 0.8%
2,700	Colgate-Palmolive Co.	227,313

	SOFTWARE PUBLISHERS - 5.9%
3,200	Adobe Systems, Inc. (a)	112,256
7,800	Informatica Corp. (a)	175,110
16,300	Microsoft Corp.	479,383
5,200	Oracle Corp.	114,816
17,100	Quest Software, Inc. (a)	287,793
4,100	SAP AG - ADR (b)	196,267
18,900	Symantec Corp. (a)	335,475
		1,701,100
	SUPPORT ACTIVITIES FOR
	AIR TRANSPORTATION - 1.2%
12,500	Grupo Aeroportuario del
	Pacifico SAB de CV - ADR (b)	353,500

	SUPPORT ACTIVITIES
	FOR MINING - 2.2%
2,000	Core Laboratories N.V. (b)	212,500
5,400	Oceaneering International, Inc. (a)	295,002
8,000	Willbros Group, Inc. (a)	126,000
		633,502
	VOCATIONAL REHABILITATION
	SERVICES - 0.7%
6,800	RehabCare Group, Inc. (a)	191,556

	WATER, SEWAGE &
	OTHER SYSTEMS - 0.8%
11,306	Insituform Technologies,
	Inc. - Class A (a)	234,034

	WIRED TELECOMMUNICATIONS
	CARRIERS - 1.1%
6,700	America Movil SAB
	de C.V. - Series L - ADR (b)	324,146
	TOTAL COMMON STOCKS
	(Cost $24,952,071)	27,037,644

PREFERRED STOCKS - 6.6%

	METAL ORE MINING - 2.5%
29,600	Vale SA - ADR (b)	725,200

	OIL & GAS EXTRACTION - 4.1%
26,100	Petroleo Brasileiro S.A. -
	Petrobras - ADR (b)	1,176,066
	TOTAL PREFERRED STOCKS
	(Cost $1,839,786)	1,901,266
	Total Investments
	(Cost $26,791,857) - 99.8%	28,938,910
	Other Assets in Excess
	of Liabilities - 0.2%	67,760
	TOTAL NET ASSETS - 100.0%	$29,006,670

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $26,791,857)	$28,938,910
Cash	314,763
Income Receivable	73,657
Receivable for capital shares sold	2,694
Receivable for investments sold	206,820
Other assets	10,031
Total Assets	29,546,875

Liabilities:
Payable for investments purchased	435,390
Payable to Advisor (Note 3)	23,078
Accrued expenses and other liabilities	81,737
Total Liabilities	540,205
Net Assets	$29,006,670

Net assets consist of:
Paid-in capital	$36,699,594
Accumulated net realized loss	(9,839,977)
Net unrealized appreciation on investments	2,147,053
Net Assets	$29,006,670

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,126,420
Net asset value, redemption price and offering price per share	$7.03

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2009

Investment income:
Dividend income (Net of foreign withholding tax of $5,860)	$217,398
Total investment income	217,398

Expenses:
Advisory fees (Note 3)	135,332
Transfer agent fees and expenses	26,723
Administration fees	22,601
Fund accounting fees	16,893
Legal fees	12,141
Federal and state registration fees	11,381
Custody fees	10,751
Audit fees	8,119
Reports to shareholders	4,112
Other expenses	1,133
Total expenses	249,186
Net investment loss	(31,788)

Realized and unrealized gain on investments:
Net realized gain from security transactions	2,890,405
Change in net unrealized appreciation/depreciation on investments	1,734,493
Realized and unrealized gain on investments	4,624,898
Net increase in net assets from operations	$4,593,110

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009
From operations:
Net investment loss	$(31,788)	$(93,955)
Net realized gain (loss) on Investments	2,890,405	(12,115,672)
Change in net unrealized appreciation/depreciation on Investments	1,734,493	(3,975,487)
Net increase (decrease) in net assets from operations	4,593,110	(16,185,114)

From distributions:
Net realized gain on investments	—	(806,080)
Net decrease in net assets resulting from distributions paid	—	(806,080)

From capital share transactions:
Proceeds from sale of shares	1,184,381	2,244,584
Net asset value of shares issued in
reinvestment of distributions to shareholders	—	799,013
Payments for shares redeemed	(1,488,578)	(4,472,741)
Capital Contribution (Note 3)	1,251	—
Net decrease in net assets from capital share transactions	(302,946)	(1,429,144)

Total increase (decrease) in net assets	4,290,164	(18,420,338)

Net assets:
Beginning of period	24,716,506	43,136,844
End of period	$29,006,670	$24,716,506

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	November 30,
	2009	Year Ended May 31,
	(Unaudited)	2009		2008	2007	2006	2005
Net asset value,
beginning of period	$5.92	$9.70		$8.84	$7.37	$6.97	$6.64
Income (loss) from
investment operations:
Net investment income (loss)(1)	(0.01)	(0.02)		(0.03)	(0.01)	(0.02)	0.02
Net realized and unrealized
gains (losses) on investments	1.12	(3.57)		0.90	1.48	0.43	0.32
Total from
investment operations	1.11	(3.59)		0.87	1.47	0.41	0.34
Less distributions paid:
From net investment income	—	—		—	—	(0.01)	(0.01)
From net realized
gain on investments	—	(0.19)		(0.01)	—	—	—
Total distributions paid	—	(0.19)		(0.01)	—	(0.01)	(0.01)
Net asset value, end of period	$7.03	$5.92		$9.70	$8.84	$7.37	$6.97
Total Return	18.75%	(36.86)%		9.91%	19.95%	5.93%	5.10%
Net assets at end of period (000’s)	$29,007	$24,717		$43,137	$35,190	$26,800	$23,697
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.84%	1.72%		1.36%	1.52%	1.63%	1.72%
After waiver and
expense reimbursement	1.84%	1.72	%(2)	1.42%	1.67%	1.57%	1.50%
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.23)%	(0.33)%		(0.25)%	0.02%	(0.29)%	0.12%
After expense reimbursement	(0.23)%	(0.33	)%(2)	(0.31)%	(0.13)%	(0.23)%	0.34%
Portfolio turnover rate	117.3%	108.7%		138.7%	32.2%	0.9%	4.0%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Effective October 1, 2008, the Fund no longer has an Expense Waiver Agreement in place.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

1.Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc.  (“AAA” or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund: Class K.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose price the Fund’s Advisor anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.

Use of Estimates:  In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six-months ended November 30, 2009.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

The Fund adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective June 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2009 (Unaudited)

developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2009

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,938,910	$—	$—	$28,938,910
Short Term
investments	—	—	—	—
Other Financial
Instruments*	—	—	—	—
Total**	$28,938,910	$—	$—	$28,938,910

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The Fund adopted FASB ASC 815, Derivatives and Hedging (ASC 815) (formerly known as FAS 161), effective December 1, 2008. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Iman Fund did not maintain any positions in derivative instruments or engage in hedging activities for the period ending November 30, 2009.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2006 through May 31, 2009.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2009 (Unaudited)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.   At May 31, 2009, the Fund had capital loss carryovers as follows:

Net Capital	Capital Loss
Loss Carryovers*	Carryover Expiration
$153,649	5/31/2017

*	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$24,549,536
Gross tax unrealized appreciation	$3,142,412
Gross tax unrealized depreciation	(3,243,747)
Net tax unrealized depreciation	$(101,335)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(12,216,487)
Total accumulated losses	$(12,317,822)

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions as well as post-October loss.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  The Fund had post-October losses of $12,062,838 for the fiscal year ended May 31, 2009.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2009	May 31, 2009
Long-term capital gains	$—	$806,080

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

Effective October 1, 2006 through September 30, 2008, the Advisor contractually agreed to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.  Effective October 1, 2008, the Expense Waiver Agreement is no longer in place.

The capital contribution from the affiliate reflected on the Statement of Changes in Net Assets for the six months ended November 30, 2009, was due to a trading error that occurred on October 1, 2008 in the Fund.  The Fund was reimbursed by the Advisor for any resulting loss, plus interest, caused by  this error.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2009 (Unaudited)

For the six months ended November 30, 2009, the Fund had advisory expenses of $135,332 and at November 30, 2009, the Fund had $23,078 payable to the Advisor.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Advisor.

4.Capital Share Transactions

Transactions in shares of the Fund for the six months ended November 30, 2009, were as follows:

	Amount	Shares
Shares sold	$1,184,381	179,794
Shares redeemed	(1,488,578)	(225,693)
Capital Contribution	1,251	—
Net decrease in shares	$(302,946)	(45,899)
Shares Outstanding
Beginning of period		4,172,319
End of period		4,126,420

Transactions in shares of the Fund for the year ended May 31, 2009, were as follows:

	Amount	Shares
Shares sold	$2,244,584	319,765
Shares redeemed	(4,472,741)	(745,210)
Shares reinvested	799,013	148,515
Net decrease in shares	$(1,429,144)	(276,930)
Shares Outstanding
Beginning of period		4,449,249
End of period		4,172,319

5.Securities Transactions

During the six months ended November 30, 2009, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $31,244,521 and $31,377,620, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2009, the North American Islamic Trust (“NAIT”) held 68% of the Fund. NAIT is the parent company of the Advisor.

7.Subsequent Events

In preparing these financial statements, the Funds have performed an evaluation of subsequent events through January 29, 2010 which is the date the financial statements were issued, and believe that no events have occurred that require adjustments of, or disclosure in, the financial statements.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2009

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2009 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
K&L Gates LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By           /s/Bassam Osman
Bassam Osman, President

Date   January 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/Bassam Osman
Bassam Osman, President

Date   January 30, 2010

By           /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date   January 30, 2010